                                                        File No. 33-62282(*)(**)
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
    Pre-Effective Amendment No.                                              / /


    Post-Effective Amendment No. 24

                                          /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
    Amendment No.                                                            / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)

                                Marc L. Collins
                       Second Vice President and Counsel


                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

        immediately upon filing pursuant to paragraph (b)
    ---


        on (date) pursuant to paragraph (b)
    ---


        60 days after filing pursuant to paragraph (a)(i)
    ---

     X  on April 29, 2005 pursuant to paragraph (a)(i) of Rule 485
    ---



If appropriate, check the following box:

    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 * The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36590, 2-68456, 2-73470, 2-78652, 2-91213 and 333-10907.

** Certain contracts filed pursuant to Files No. 2-68456 and 2-73470 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

                                   PROSPECTUS

                            SINGLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.


Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.


The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


This contract is not currently available for new issue.



KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORM V-4822                       MAY 1, 2005

                               TABLE OF CONTENTS


Available Funds...............................      2
Fee Table.....................................      4
Accumulation Unit Values......................      5
  Financial Statements........................     14
Ohio National.................................     14
  Ohio National Life..........................     14
  Ohio National Variable Accounts A and B.....     14
  The Funds...................................     15
  Mixed and Shared Funding....................     15
  Voting Rights...............................     15
Distribution of Variable Annuity Contracts....     16
Deductions and Expenses.......................     16
  Surrender Charge............................     16
  Deduction for Administrative Expenses.......     17
  Deduction for Risk Undertakings.............     17
  Transfer Fee................................     17
  Deduction for State Premium Tax.............     17
  Fund Expenses...............................     17
Description of Variable Annuity Contracts.....     17
  Free Look...................................     17
Accumulation Period...........................     18
  Purchase Payment............................     18
  Accumulation Units..........................     18
  Crediting Accumulation Units................     18
  Allocation of Purchase Payment..............     18
  Accumulation Unit Value and Contract
    Value.....................................     18
  Net Investment Factor.......................     18
  Surrender and Withdrawal....................     19
  Transfers among Subaccounts.................     19
  Scheduled Transfers (Dollar Cost
    Averaging)................................     21
  Effective Time for Purchase, Transfer and
    Redemption Orders.........................     21
  Electronic Access...........................     21
  Death Benefit...............................     22
  Guaranteed Account..........................     22
  Ohio National Life Employee Discount........     23
Annuity Period................................     23
  Annuity Payout Date.........................     23
  Annuity Options.............................     23
  Determination of Amount of the First
    Variable Annuity Payment..................     24
  Annuity Units and Variable Payments.........     24
  Transfers during Annuity Payout.............     24
Other Contract Provisions.....................     25
  Assignment..................................     25
  Reports and Confirmations...................     25
  Substitution for Fund Shares................     25
  Contract Owner Inquiries....................     25
  Performance Data............................     25
Federal Tax Status............................     26
  Tax-Deferred Annuities......................     27
  Qualified Pension or Profit-Sharing Plans...     28
  Withholding on Annuity Payments.............     28
  Individual Retirement Annuities (IRAs)......     28
IRA Disclosure Statement......................     54
  Free Look Period............................     54
  Eligibility Requirements....................     54
  Contributions and Deductions................     54
  IRA for Non-working Spouse..................     55
  Rollover Contribution.......................     56
  Premature Distributions.....................     56
  Distribution at Retirement..................     56
  Inadequate Distributions -- 50% Tax.........     57
  Death Benefits..............................     57
  Roth IRAs...................................     57
  Savings Incentive Match Plan for Employees
    (SIMPLE)..................................     58
  Reporting to the IRS........................     58
Illustration of IRA Fixed Accumulations.......     58
Statement of Additional Information
  Contents....................................     60


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

      OHIO NATIONAL FUND, INC.                                  ADVISER (SUBADVISER)
      Equity Portfolio                                          (Legg Mason Funds Management, Inc.)
      Money Market Portfolio                                    Ohio National Investments, Inc.
      Bond Portfolio                                            Ohio National Investments, Inc.
      Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
      International Portfolio                                   (Federated Global Investment Management Corp.)
      International Small Company Portfolio                     (Federated Global Investment Management Corp.)
      Capital Appreciation Portfolio                            (Jennison Associates LLC)
      Discovery (formerly called Small Cap) Portfolio           (Founders Asset Management LLC)
      Aggressive Growth Portfolio                               (Janus Capital Management LLC)
      Small Cap Growth (formerly called Core Growth) Portfolio  (UBS Global Asset Management (Americas), Inc.)
      Mid Cap Opportunity (formerly Growth & Income) Portfolio  (RS Investment Management Co., L.P.)
      Capital Growth Portfolio                                  (Eagle Asset Management, Inc.)
      S&P 500 Index(R) Portfolio                                Ohio National Investments, Inc.
      High Income Bond Portfolio                                (Federated Investment Management Company)
      Blue Chip Portfolio                                       (Federated Equity Management Company of
                                                                Pennsylvania)
      Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.
      Bristol Portfolio (large cap stocks)                      (Suffolk Capital Management, LLC)
      Bryton Growth Portfolio (small/mid cap stocks)            (Suffolk Capital Management, LLC)

FORM V-4822


      CALVERT VARIABLE SERIES, INC.
      Social Equity Portfolio                                   (Atlanta Capital Management Company, L.L.C.)
      THE DOW(SM) TARGET VARIABLE FUND LLC
      The Dow Target 10 Portfolios                              (First Trust Advisors, L.P.)
      The Dow Target 5 Portfolios                               (First Trust Advisors, L.P.)
      DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
      Appreciation Portfolio                                    (Fayez Sarofim & Co.)
      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE
        CLASS 2)
      VIP Contrafund(R) Portfolio (a value fund)                Fidelity Management & Research Company
      VIP Mid Cap Portfolio                                     Fidelity Management & Research Company
      VIP Growth Portfolio                                      Fidelity Management & Research Company
      VIP Equity-Income Portfolio                               Fidelity Management & Research Company
      GOLDMAN SACHS VARIABLE INSURANCE TRUST
      Goldman Sachs Growth and Income Fund                      Goldman Sachs Asset Management, L.P.
      Goldman Sachs CORE(SM) U.S. Equity Fund                   Goldman Sachs Asset Management, L.P.
      Goldman Sachs Capital Growth Fund                         Goldman Sachs Asset Management, L.P.
      JANUS ASPEN SERIES (SERVICE SHARES)
      Growth Portfolio                                          Janus Capital Management LLC
      International Growth Portfolio                            Janus Capital Management LLC
      Worldwide Growth Portfolio                                Janus Capital Management LLC
      Balanced Portfolio                                        Janus Capital Management LLC
      J.P. MORGAN SERIES TRUST II
      JPMorgan Mid Cap Value Portfolio                          Robert Fleming, Inc.
      JPMorgan Small Company Portfolio                          J.P. Morgan Investment Management Inc.
      LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Small Cap Portfolio                     Lazard Asset Management LLC
      Lazard Retirement Emerging Markets Portfolio              Lazard Asset Management LLC
      MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
      MFS Investors Growth Stock Series                         Massachusetts Financial Services Company
      MFS Mid Cap Growth Series                                 Massachusetts Financial Services Company
      MFS New Discovery Series                                  Massachusetts Financial Services Company
      MFS Total Return Series                                   Massachusetts Financial Services Company
      PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
      Real Return Portfolio                                     Pacific Investment Management Company LLC
      Total Return Portfolio                                    Pacific Investment Management Company LLC
      Global Bond Portfolio                                     Pacific Investment Management Company LLC
      PRUDENTIAL SERIES FUND, INC.
      Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
      Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC
      ROYCE CAPITAL FUND
      Royce Small-Cap Portfolio                                 Royce & Associates, LLC
      Royce Micro-Cap Portfolio                                 Royce & Associates, LLC
      UBS SERIES TRUST
      U.S. Allocation Portfolio                                 UBS Global Asset Management (US), Inc.
      VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
      Core Plus Fixed Income Portfolio                          Van Kampen*
      U.S. Real Estate Portfolio                                Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM V-4822

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


            CONTRACT OWNER TRANSACTION EXPENSES                   YEARS        CHARGE
            -----------------------------------               -------------    ------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn)                                                1st            6%
                                                                   2nd            5%
                                                                   3rd            4%
                                                                   4th            3%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%
Exchange ("Transfer") Fee (currently no charge for the first
  4 transfers each contract year)                                                $3


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)

Mortality and Expense Risk Fees                                   0.65%
Account Expenses                                                  0.25%
                                                              -------------
Total Separate Account Annual Expenses (without optional
  added benefits)                                                 0.90%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)             0.44%       3.92%

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
$1,024  $1,812    $2,603     $4,864

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
 $482   $1,450    $2,421     $4,864

FORM V-4822

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994                    Ohio National Fund Capital Appreciation and
                               Discovery portfolios were added

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Core Growth,
                               Growth & Income and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Aspen
                               (Institutional Shares) portfolios, the Lazard
                               Retirement Series portfolios, the Strong Variable
                               Insurance Funds and the Van Kampen (formerly
                               Morgan Stanley) Universal Institutional Funds
                               (Class I) U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               Janus Aspen Series Service Shares portfolios,
                               PBHG Technology & Communications portfolio and
                               Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series
                               Institutional Shares portfolios were no longer available in new contracts

May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

August 1, 2002                 PIMCO Variable Insurance Trust portfolios were
                               added

May 1, 2003                    Calvert Variable Series, Inc. Social Equity
                               portfolio replaced Ohio National Fund Social
                               Awareness portfolio through merger. Dreyfus
                               Variable Investment Fund, Janus Aspen Series
                               International Growth portfolio, The Prudential
                               Series Fund, Inc., Royce Capital Fund and UBS
                               Series Trust added. Van Kampen Universal
                               Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van
                               Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target
                               Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003                Fidelity VIP Equity-Income portfolio added.

May 1, 2004                    PBHG Technology & Communications portfolio and
                               Strong Variable Insurance Funds no longer available for new contracts.

FORM V-4822

OHIO NATIONAL FUND, INC.:


                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
Equity                                      1995            $10.17            $12.82         301,147       239,825
                                            1996             12.82             15.04         534,028       405,466
                                            1997             15.04             17.62         709,738       488,396
                                            1998             17.62             18.46         755,665       509,665
                                            1999             18.46             21.93         669,138       480,965
                                            2000             21.93             20.29         637,164       435,099
                                            2001             20.29             18.41         605,052       420,320
                                            2002             18.41             14.83         519,281       336,899
                                            2003             14.83             21.21         468,185       297,330
                                            2004             21.21             23.64         406,952       262,303


Money Market                                1995             10.35             10.84         136,205        34,285
                                            1996             10.84             11.30         149,846        74,056
                                            1997             11.30             11.80         179,630        72,534
                                            1998             11.80             12.32         298,676       163,872
                                            1999             12.32             12.83         203,404       109,471
                                            2000             12.83             13.52          99,266        69,764
                                            2001             13.52             13.91         135,493       119,581
                                            2002             13.91             13.97         130,479       105,701
                                            2003             13.97             13.95          98,745        59,329
                                            2004             13.95             13.97          35,635        13,191


Bond                                        1995              9.45             11.13          64,973        97,129
                                            1996             11.13             11.44          82,917       101,403
                                            1997             11.44             12.39          95,905        98,784
                                            1998             12.39             12.92         163,496       133,933
                                            1999             12.92             12.88         152,433       110,307
                                            2000             12.88             13.51         107,769        77,325
                                            2001             13.51             14.52         129,082        76,526
                                            2002             14.52             15.63         107,791        94,133
                                            2003             15.63             17.12         111,289        77,170
                                            2004             17.12             17.96          88,151        61,712


Omni                                        1995             10.00             12.17         244,025       194,243
                                            1996             12.17             13.93         511,033       342,379
                                            1997             13.93             16.31         699,223       513,134
                                            1998             16.31             16.90         811,017       558,183
                                            1999             16.90             18.65         659,687       467,855
                                            2000             18.65             15.74         492,010       367,136
                                            2001             15.74             13.56         379,923       262,133
                                            2002             13.56             10.38         270,802       193,979
                                            2003             10.38             12.98         222,441       164,162
                                            2004             12.98             13.78         170,747       136,972


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


International                               1995            $11.60            $12.89         384,682       330,279
                                            1996             12.89             14.63         678,397       674,403
                                            1997             14.63             14.80         876,940       770,712
                                            1998             14.80             15.24         690,872       673,379
                                            1999             15.24             25.29         457,106       462,283
                                            2000             25.29             19.50         405,646       430,991
                                            2001             19.50             13.61         336,597       359,879
                                            2002             13.61             10.70         257,163       256,818
                                            2003             10.70             14.07         208,100       182,547
                                            2004             14.07             15.75         167,103       149,308


International Small Company                 1995             10.00             10.82          47,134        21,621
                                            1996             10.82             12.02         132,292       178,856
                                            1997             12.02             13.30         180,385       216,928
                                            1998             13.30             13.64         144,093       212,244
                                            1999             13.64             28.20         120,355       140,283
                                            2000             28.20             19.49         108,743       133,455
                                            2001             19.49             13.66          95,273       121,151
                                            2002             13.66             11.50          74,427       101,302
                                            2003             11.50             17.55          57,050        80,751
                                            2004             17.55             21.02          45,038        66,705


Capital Appreciation                        1995             10.39             12.63         211,756       136,612
                                            1996             12.63             14.48         383,878       243,883
                                            1997             14.48             16.54         454,490       333,645
                                            1998             16.54             17.36         464,528       358,863
                                            1999             17.36             18.31         386,713       304,647
                                            2000             18.31             23.87         281,873       212,034
                                            2001             23.87             25.95         269,879       214,554
                                            2002             25.95             20.54         231,188       192,817
                                            2003             20.54             26.77         202,810       149,708
                                            2004             26.77             29.85         178,030       132,037


Discovery                                   1995             12.05             15.89         198,048       123,612
                                            1996             15.89             18.54         337,460       204,017
                                            1997             18.54             19.93         377,837       238,023
                                            1998             19.93             21.84         369,788       233,680
                                            1999             21.84             44.68         343,325       220,471
                                            2000             44.68             39.32         312,326       211,332
                                            2001             39.32             31.81         271,408       180,341
                                            2002             31.81             21.21         229,639       147,878
                                            2003             21.21             28.93         203,338       120,254
                                            2004             28.93             31.81         162,308        92,156


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Aggressive Growth                           1995            $10.00            $12.61          41,681        39,115
                                            1996             12.61             12.59         118,818        80,875
                                            1997             12.59             14.04         139,155       110,592
                                            1998             14.04             15.01         138,327       111,021
                                            1999             15.01             15.73          98,740       108,828
                                            2000             15.73             11.33          90,624       101,820
                                            2001             11.33              7.66          80,930        86,473
                                            2002              7.66              5.47          69,054        70,450
                                            2003              5.47              7.13          46,881        59,982
                                            2004              7.13              7.70          33,943        47,625


Small Cap Growth                            1997             10.00              9.61         133,806        77,677
                                            1998              9.61             10.36          98,154        68,986
                                            1999             10.36             21.04         110,748        79,742
                                            2000             21.04             17.34         119,766        80,072
                                            2001             17.34             10.39          91,360        66,185
                                            2002             10.39              7.30          84,761        51,775
                                            2003              7.30             10.52          76,690        40,962
                                            2004             10.52             11.62          55,394        25,401


Mid Cap Opportunity                         1997             10.00             13.54         150,510       142,565
                                            1998             13.54             14.37         314,342       223,832
                                            1999             14.37             23.10         408,286       283,664
                                            2000             23.10             21.00         392,942       287,494
                                            2001             21.00             18.11         363,743       256,915
                                            2002             18.11             13.35         300,119       213,781
                                            2003             13.35             19.36         267,784       178,954
                                            2004             19.36             21.79         225,163       134,054


S&P 500 Index                               1997             10.00             13.06         156,778       116,679
                                            1998             13.06             16.82         486,237       297,409
                                            1999             16.82             20.95         682,513       508,584
                                            2000             20.95             18.76         643,310       444,223
                                            2001             18.76             16.11         568,161       376,373
                                            2002             16.11             12.35         454,870       286,685
                                            2003             12.35             15.65         386,328       264,354
                                            2004             15.65             17.11         308,745       244,616


Capital Growth                              1999             10.00             14.20         $11,597       $ 3,806
                                            2000             14.20             10.41          54,538        21,462
                                            2001             10.41              8.81          53,979        17,041
                                            2002              8.81              5.06          46,297        16,769
                                            2003              5.06              7.03          44,349        16,087
                                            2004              7.03              8.34          40,287        11,661


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


High Income Bond                            2000            $10.00            $ 9.47           5,564         1,598
                                            2001              9.47              9.79           1,024         5,544
                                            2002              9.79             10.08           1,748         9,715
                                            2003             10.08             12.27           6,539        12,579
                                            2004             12.27             13.46           4,357        12,628


Blue Chip                                   2000             10.00             10.38             581         1,283
                                            2001             10.38              9.85           6,350           531
                                            2002              9.85              7.87           2,729         3,847
                                            2003              7.87              9.87           9,843         8,008
                                            2004              9.87             10.72           9,015         9,325


Nasdaq-100 Index                            2000             10.00              6.05          41,735        19,362
                                            2001              6.05              4.04          67,348        21,247
                                            2002              4.04              2.51          74,774        23,289
                                            2003              2.51              3.68          69,975        23,035
                                            2004              3.68              4.01          67,200        20,940


Bristol                                     2002             10.00              7.85           4,625         3,038
                                            2003              7.85             10.31           8,601         7,068
                                            2004             10.31             11.10          12,814         7,224


Bryton Growth                               2002             10.00              6.84           7,090         3,641
                                            2003              6.84              9.19           9,615         6,688
                                            2004              9.19              9.79          11,068         5,576

CALVERT VARIABLE SERIES, INC.:
Social Equity                               2003             10.00              6.79          10,620         5,418
                                            2004              6.79              7.21           7,858         5,147

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation                                2003             10.00             11.73               0             0
                                            2004             11.73             12.18               0           828

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income               1999             10.00             10.51               0           437
                                            2000             10.51              9.92           1,461         1,195
                                            2001              9.92              8.92             916         1,902
                                            2002              8.92              7.84           1,512         1,629
                                            2003              7.84              9.66           1,774         4,255
                                            2004              9.66             11.37           5,020         7,620


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Goldman Sachs CORE U.S. Equity              1999            $10.00            $10.93           1,589         6,222
                                            2000             10.93              9.79           2,471         3,025
                                            2001              9.79              8.54           3,786         3,278
                                            2002              8.54              6.61           2,145         3,330
                                            2003              6.61              8.49           4,818         7,005
                                            2004              8.49              9.67           4,797         5,231


Goldman Sachs Capital Growth                2000             10.00             10.20           2,166           632
                                            2001             10.20              8.65           7,509           632
                                            2002              8.65              8.30           5,440           568
                                            2003              8.30              7.95           3,825         1,192
                                            2004              7.95              8.60           2,591         1,192

JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                      1999             10.00             11.66          44,858        27,443
                                            2000             11.66              9.88         174,803       128,603
                                            2001              9.88              7.37         149,573        92,363
                                            2002              7.37              5.36         112,249        59,325
                                            2003              5.36              7.00          87,949        57,339
                                            2004              7.00              7.26          76,951        40,419


Worldwide Growth                            1999             10.00             13.23          19,886        28,058
                                            2000             13.23             11.06         145,826       115,518
                                            2001             11.06              8.50         134,429        89,086
                                            2002              8.50              6.28          84,760        68,354
                                            2003              6.28              7.71          59,560        52,538
                                            2004              7.71              8.01          39,696        32,134


Balanced                                    1999             10.00             11.03          48,823         4,391
                                            2000             11.03             10.68         198,240        63,980
                                            2001             10.68             10.09         197,509        87,320
                                            2002             10.09              9.36         198,509        69,027
                                            2003              9.36             10.58         132,623        51,703
                                            2004             10.58             11.38         104,122        37,125

JANUS ASPEN SERIES SERVICE SHARES:
Growth                                      2000             10.00              8.10          36,713        11,968
                                            2001              8.10              6.03          67,858        17,149
                                            2002              6.03              4.38          42,173        15,087
                                            2003              4.38              5.71          23,594        11,738
                                            2004              5.71              5.89          21,338         7,857


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Worldwide Growth                            2000            $10.00            $ 8.01          30,617        11,512
                                            2001              8.01              6.14          48,371        13,618
                                            2002              6.14              4.52          35,573        12,865
                                            2003              4.52              5.54          28,186        10,461
                                            2004              5.54              5.74          23,884         7,148


Balanced                                    2000             10.00              9.75          34,442        10,722
                                            2001              9.75              9.19          76,989        18,067
                                            2002              9.19              8.50          68,185        25,273
                                            2003              8.50              9.58          62,173        22,045
                                            2004              9.58             10.28          62,865        20,278


International Growth                        2003             10.00             13.61               0             0
                                            2004             13.61             16.01           1,674         1,455

J.P. MORGAN SERIES TRUST II:
JP Morgan Small Company                     2002             10.00              8.87             626         1,016
                                            2003              8.87             11.70             351         1,814
                                            2004             11.70             14.75               7         2,278


JP Morgan Mid Cap Value                     2002             10.00             10.96           2,940         2,486
                                            2003             10.96             14.07           9,801         5,102
                                            2004             14.07             16.89          19,008         7,811

LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Small Cap                 1999             10.00             10.54             299             0
                                            2000             10.54             12.65           1,113         2,010
                                            2001             12.65             14.87          20,065        15,301
                                            2002             14.87             12.13          30,599        18,820
                                            2003             12.13             16.50          29,707        16,318
                                            2004             16.50             18.78          29,999        16,014


Lazard Retirement Emerging Markets          1999             10.00             12.52               0           157
                                            2000             12.52              8.92           1,167         1,575
                                            2001              8.92              8.39           1,047         1,418
                                            2002              8.39              8.19          10,946         3,752
                                            2003              8.19             12.42          11,990        10,753
                                            2004             12.42             16.07          17,239         8,687

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000             10.00              5.35          18,409        26,798
                                            2001              5.35              2.53          20,410        30,905
                                            2002              2.53              1.15          16,948        22,953
                                            2003              1.15              1.66          16,840        21,248
                                            2004              1.66              1.75           8,853        16,674


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                 2002            $10.00            $10.68           6,412         5,849
                                            2003             10.68             11.53          40,178        20,046
                                            2004             11.53             12.44          41,648        15,925


Total Return                                2002             10.00             10.44          10,820           846
                                            2003             10.44             10.87          32,227         3,344
                                            2004             10.87             11.30          38,494         4,531


Global Bond                                 2002             10.00             10.70           2,033           851
                                            2003             10.70             12.14           5,227         2,802
                                            2004             12.14             13.30           6,872         1,376

PRUDENTIAL SERIES FUND:
Jennison                                    2003             10.00             12.17               0           231
                                            2004             12.17             13.18           1,955           734


Jennison 20/20 Focus                        2003             10.00             12.38               0             0
                                            2004             12.38             14.16               0             0

ROYCE CAPITAL FUND:
Royce Small-Cap                             2003             10.00             14.00           4,071         2,389
                                            2004             14.00             17.34          23,735        11,841


Royce Micro-Cap                             2003             10.00             14.73           4,460         1,466
                                            2004             14.73             16.62           8,973         3,685

STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                    1999             10.00             12.92           5,045         2,140
                                            2000             12.92             10.91          54,700        44,498
                                            2001             10.91              7.48          48,707        43,264
                                            2002              7.48              4.63          32,322        25,386
                                            2003              4.63              6.16          24,446        29,723
                                            2004              6.16              7.27          13,515        21,359


Strong Opportunity II                       2000             10.00             11.79          13,525         8,911
                                            2001             11.79             11.25          23,185        12,170
                                            2002             11.25              8.16          28,890        12,444
                                            2003              8.16             11.08          31,462        15,722
                                            2004             11.08             12.99          20,696        10,613


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Strong Multi Cap Value II                   1999            $10.00            $10.29           1,392         1,392
                                            2000             10.29             10.99           3,752         3,506
                                            2001             10.99             11.34           2,201        19,922
                                            2002             11.34              8.64           8,155        14,619
                                            2003              8.64             11.85           7,179        14,471
                                            2004             11.85             13.71           5,600        12,462

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND SERVICE CLASS 2:
VIP Contrafund                              2000             10.00              9.26           3,564           146
                                            2001              9.26              8.03          17,151         1,149
                                            2002              8.03              7.19          41,886        15,656
                                            2003              7.19              9.14          69,265        28,637
                                            2004              9.14             10.43          68,693        42,565


VIP Mid Cap                                 2000             10.00             11.18           8,811         5,968
                                            2001             11.18             10.69          29,783        16,420
                                            2002             10.69              9.54          64,497        27,653
                                            2003              9.54             13.06          80,477        23,165
                                            2004             13.06             16.14         102,881        31,931


VIP Growth                                  2000             10.00              8.48           5,624         5,604
                                            2001              8.48              6.90          18,402        10,268
                                            2002              6.90              4.77          24,373        15,658
                                            2003              4.77              6.26          50,194        30,682
                                            2004              6.26              6.40          33,614        33,651


VIP Equity-Income                           2003             10.00             11.16           1,749           839
                                            2004             11.16             12.30          14,449             0

MFS VARIABLE INSURANCE TRUST:
MFS Investors Growth Stock                  2001             10.00             10.72             910             0
                                            2002             10.72              7.68           3,906             0
                                            2003              7.68              9.28           3,715             0
                                            2004              9.28             10.08           6,338             0


MFS Mid Cap Growth                          2001             10.00             11.11              48           453
                                            2002             11.11              6.23             660         1,107
                                            2003              6.23              8.43          14,883         2,142
                                            2004              8.43              9.56           6,140         2,257


MFS New Discovery                           2001             10.00             11.56               0           445
                                            2002             11.56              7.81             459         1,092
                                            2003              7.81             10.33             571         1,092
                                            2004             10.33             10.87             571         1,092


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


MFS Total Return                            2001            $10.00            $10.26             537         2,045
                                            2002             10.26              9.63          71,435        24,814
                                            2003              9.63             11.07          97,808        39,031
                                            2004             11.07             12.18         114,704        54,475

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS I):
U.S. Real Estate                            1999             10.00             10.15           1,072             0
                                            2000             10.15             13.00             259         1,969
                                            2001             13.00             14.16           1,196         3,205
                                            2002             14.16             13.92           1,996         1,236
                                            2003             13.92             18.97          12,211             0
                                            2004             18.97             25.64          14,291         3,334

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS II):
Core Plus Fixed Income                      2003             10.00             11.55               0             0
                                            2004             11.55             11.91               0           183


U.S. Real Estate                            2003             10.00             12.82           3,423             0
                                            2004             12.82             17.29           5,695         1,658


FINANCIAL STATEMENTS


The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, are included in the Statements of Additional Information for VAA and VAB.


                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are

FORM V-4822
our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.


For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.


The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are

FORM V-4822
entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. This percent varies with the contract year as follows:

 CONTRACT
   YEARS      PERCENTAGE
 --------     ----------
     1          6%
     2          5%
     3          4%
     4          3%
     5          2%
     6          1%
7 and later     0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to

FORM V-4822
provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE


We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See "Transfers among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 4.0%. We will deduct from your contract value the amount of any applicable tax when it is incurred. Normally, that is when an annuity payout option begins.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the

FORM V-4822
contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENT

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS


Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.


ALLOCATION OF PURCHASE PAYMENT

You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

FORM V-4822

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.


Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS


You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.



We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not


FORM V-4822
made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.



Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.



We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges.



Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.



Upon the third instance of excessive trading, the contract values will be transferred to the money market portfolio and all transfer privileges will be suspended. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.



We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.



Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:



- The number of transfers made in a defined period;



- The dollar amount of the transfer;



- The total assets of the portfolios involved in the transfer;



- The investment objectives of the particular portfolios involved in your transfers; and/or



- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies



Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance


FORM V-4822
companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts.



Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.



We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.


EFFECTIVE TIME FOR PURCHASE, TRANSFER AND REDEMPTION ORDERS



Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.


ELECTRONIC ACCESS


If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.


We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

FORM V-4822

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.


We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

GUARANTEED ACCOUNT


The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.


The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.


The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.


We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

FORM V-4822

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

  Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).
  Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
  Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
  Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
  Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
  Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

FORM V-4822

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

FORM V-4822

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

FORM V-4822

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.


The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.



The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.


As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.


When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.



A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw a portion of your accumulation value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.


FORM V-4822

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.


Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-deferred plan.


TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.


With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set-up under Section 403(b) of the Code, distributions may be paid only when the employee:


- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

FORM V-4822

QUALIFIED PENSION OR PROFIT-SHARING PLANS


Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in the contract".



The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.



WITHHOLDING ON ANNUITY PAYMENTS



Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.


INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

                                PRIOR CONTRACTS

ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

FORM V-4822

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or "Top I") contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

FORM V-4822

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

"TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY

From September 10, 1984 to April 30, 2004, we issued "Top Tradition" flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                  ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1995            $ 77.02           $ 97.00           36,620
                                 1996              97.00            113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
                                 2001             152.69            138.42           17,324
                                 2002             138.42            111.37           15,237
                                 2003             111.37            159.16           12,825
                                 2004             159.16            177.18           12,256

VAB Equity                       1995              81.64            102.82           24,630
                                 1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607
                                 2001             161.85            146.73           10,406
                                 2002             146.73            118.05            9,429
                                 2003             118.05            168.72            8,900
                                 2004             168.72            187.81            8,746


FORM V-4822

                           VARIABLE INTEREST ANNUITY


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Money Market                 1995            $24.21            $25.24           23,519
                                 1996             25.24             26.20           19,866
                                 1997             26.20             27.25           17,074
                                 1998             27.25             28.35           15,961
                                 1999             28.35             29.39           13,701
                                 2000             29.39             30.86           13,178
                                 2001             30.86             31.62            5,646
                                 2002             31.62             31.65            5,024
                                 2003             31.65             31.47            2,093
                                 2004             31.47             31.38            1,875

VAB Money Market                 1995             24.21             25.24           29,059
                                 1996             25.24             26.20           28,910
                                 1997             26.20             27.25           27,553
                                 1998             27.25             28.35            8,368
                                 1999             28.35             29.39            6,924
                                 2000             29.39             30.86            6,758
                                 2001             30.86             31.62            6,496
                                 2002             31.62             31.65            3,201
                                 2003             31.65             31.47            2,739
                                 2004             31.47             31.38            2,561


                      FLEXIBLE PAYMENT COMBINATION ANNUITY


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1995            $43.41            $54.62           20,564
                                 1996             54.62             63.93           20,212
                                 1997             63.93             74.73           20,567
                                 1998             74.73             78.14           18,686
                                 1999             78.14             92.65           12,092
                                 2000             92.65             85.55            7,817
                                 2001             85.55             77.48            7,488
                                 2002             77.48             62.27            6,091
                                 2003             62.27             88.91            5,999
                                 2004             88.91             98.88            5,271

VAB Equity                       1995             41.81             52.60            1,095
                                 1996             52.60             61.58            1,109
                                 1997             61.58             71.97            1,121
                                 1998             71.97             75.26            1,141
                                 1999             75.26             89.23              768
                                 2000             89.23             82.40              777
                                 2001             82.40             74.62              787
                                 2002             74.62             59.98              787
                                 2003             59.98             85.64              798
                                 2004             85.64             95.24              740


FORM V-4822

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

OHIO NATIONAL FUND, INC.:


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1995            $34.74            $43.71           185,550
                                 1996             43.71             51.17           183,969
                                 1997             51.17             59.81           172,235
                                 1998             59.81             62.54           150,434
                                 1999             62.54             74.15           131,063
                                 2000             74.15             64.47           102,519
                                 2001             64.47             62.01            92,024
                                 2002             62.01             49.84            83,392
                                 2003             49.84             71.16            68,121
                                 2004             71.16             79.14            61,451

VAB Equity                       1995             36.28             45.65            22,160
                                 1996             45.65             53.44            22,720
                                 1997             53.44             62.46            23,678
                                 1998             62.46             65.32            23,801
                                 1999             65.32             77.44            15,771
                                 2000             77.44             71.51            10,553
                                 2001             71.51             64.76             9,481
                                 2002             64.76             52.05             7,635
                                 2003             52.05             74.32             7,102
                                 2004             74.32             82.65             6,657

VAA Money Market                 1995             18.34             19.12            26,823
                                 1996             19.12             19.85            19,326
                                 1997             19.85             20.65            17,640
                                 1998             20.65             21.48            24,712
                                 1999             21.48             22.27            19,340
                                 2000             22.27             23.38            15,579
                                 2001             23.38             23.96            16,138
                                 2002             23.96             23.98             9,936
                                 2003             23.98             23.85             9,193
                                 2004             23.85             23.78             7,798

VAB Money Market                 1995             18.36             19.14             5,896
                                 1996             19.14             19.87             6,004
                                 1997             19.87             20.67             6,102
                                 1998             20.67             21.50             4,311
                                 1999             21.50             22.29             4,423
                                 2000             22.29             23.40             4,191
                                 2001             23.40             23.98             4,187
                                 2002             23.98             24.00             4,118
                                 2003             24.00             23.86             3,281
                                 2004             23.86             23.80             3,246


FORM V-4822

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Bond                         1995            $23.02            $27.07            30,431
                                 1996             27.07             27.77            26,417
                                 1997             27.77             30.13            19,546
                                 1998             30.13             31.23            18,756
                                 1999             31.23             31.07            18,331
                                 2000             31.07             32.54             8,138
                                 2001             32.54             34.89             8,407
                                 2002             34.89             37.50             7,642
                                 2003             37.50             40.97             7,320
                                 2004             40.97             42.91             6,923

VAB Bond                         1995             23.00             27.05             3,601
                                 1996             27.05             27.75             3,122
                                 1997             27.75             29.99               723
                                 1998             29.99             31.22             2,869
                                 1999             31.22             31.05             2,902
                                 2000             31.05             32.52               712
                                 2001             32.52             34.87               709
                                 2002             34.87             37.48               229
                                 2003             37.48             40.95               225
                                 2004             40.95             42.88               222

VAA Omni                         1995             24.22             29.40           134,309
                                 1996             29.40             33.60           133,427
                                 1997             33.60             39.27           127,406
                                 1998             39.27             40.60           124,948
                                 1999             40.60             44.72           105,792
                                 2000             44.72             37.67            76,394
                                 2001             37.67             32.39            55,327
                                 2002             32.39             24.73            44,935
                                 2003             24.73             30.88            35,929
                                 2004             30.88             32.72            31,922

VAB Omni                         1995             24.18             29.36            53,357
                                 1996             29.36             33.56            53,263
                                 1997             33.56             39.22            52,426
                                 1998             39.22             40.55            24,611
                                 1999             40.55             44.66            20,370
                                 2000             44.66             37.61            18,791
                                 2001             37.61             32.34            17,790
                                 2002             32.34             24.70            16,747
                                 2003             24.70             30.84            16,325
                                 2004             30.84             32.67            15,919


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------

International                       1995            $13.26            $14.70         112,362       17,006
                                    1996             14.70             16.65         116,301       18,085
                                    1997             16.65             16.82         100,572       15,613
                                    1998             16.82             17.28          78,452       12,488
                                    1999             17.28             28.61          63,487        8,563
                                    2000             28.61             22.02          45,077        7,754
                                    2001             22.02             15.34          41,535        6,004
                                    2002             15.34             12.04          37,403        5,018
                                    2003             12.04             15.79          33,316        4,425
                                    2004             15.79             17.64          30,030        4,193

Capital Appreciation                1995*            10.00             11.37           8,261          456
                                    1996             11.37             13.02          11,321          786
                                    1997             13.02             14.83          21,166        1,426
                                    1998             14.83             15.54          23,962        5,710
                                    1999             15.54             16.36          28,664        5,710
                                    2000             16.36             21.28          13,446        1,332
                                    2001             21.28             23.09          15,753        1,319
                                    2002             23.09             18.24          14,507          944
                                    2003             18.24             23.73          10,658          796
                                    2004             23.73             26.40           9,412          659

Discovery (formerly called
  Small Cap)                        1995*            10.00             12.20          16,139            0
                                    1996             12.20             14.21          21,891            0
                                    1997             14.21             15.24          21,377            0
                                    1998             15.24             16.67          27,574            0
                                    1999             16.67             34.04          47,967            0
                                    2000             34.04             29.89          33,202        1,332
                                    2001             29.89             24.14          29,355        1,252
                                    2002             24.14             16.06          27,567        1,299
                                    2003             16.06             21.87          21,084        1,688
                                    2004             21.87             23.99          16,110        1,670

International Small Company         1999*            10.00             26.19             231            0
                                    2000             26.19             18.06           3,990           22
                                    2001             18.06             12.63           1,074           23
                                    2002             12.63             10.62           2,198           23
                                    2003             10.62             16.17           4,373           22
                                    2004             16.17             19.33           2,137           22

Small Cap Growth                    1999*            10.00             14.12             783            0
                                    2000             14.12             11.61          11,912          615
                                    2001             11.61              6.95           5,020          615
                                    2002              6.95              4.87           3,365          614
                                    2003              4.87              7.00          13,349          614
                                    2004              7.00              7.72           1,864        1,440


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
Mid Cap Opportunity                 1999*           $10.00            $13.19           1,630        1,878
                                    2000             13.19             11.97          16,864        3,577
                                    2001             11.97             10.30          16,457        1,699
                                    2002             10.30              7.58          18,199        1,812
                                    2003              7.58             10.97           7,168        1,817
                                    2004             10.97             12.32           7,847        1,799

Capital Growth                      1999*            10.00             14.20             247            0
                                    2000             14.20             10.39           3,641            0
                                    2001             10.39              8.78           3,639            0
                                    2002              8.78              5.03           4,269            0
                                    2003              5.03              6.97           3,201            0
                                    2004              6.97              8.25           3,935            0

S&P 500 Index                       1999*            10.00             11.09           4,722            0
                                    2000             11.09              9.91          11,098        6,419
                                    2001              9.91              8.50          13,014        6,417
                                    2002              8.50              6.50          18,843        6,415
                                    2003              6.50              8.22          10,513        7,097
                                    2004              8.22              8.97          13,918        6,239

Blue Chip                           1999*            10.00             10.36             699            0
                                    2000             10.36             10.36               0        1,050
                                    2001             10.36              9.81           1,544        1,049
                                    2002              9.81              7.82           1,543        1,049
                                    2003              7.82              9.79           1,543        1,049
                                    2004              9.79             10.61           1,542        1,048

Aggressive Growth                   2000*            10.00              9.34             628            0
                                    2001              9.34              6.30             423            0
                                    2002              6.30              4.49             422            0
                                    2003              4.49              5.84             422            0
                                    2004              5.84              6.29             422            0

Nasdaq-100 Index                    2000*            10.00              6.04          10,831            0
                                    2001              6.04              4.03          10,989            0
                                    2002              4.03              2.50          18,145            0
                                    2003              2.50              3.65          17,203            0
                                    2004              3.65              3.97           3,327            0

High Income Bond                    2002             10.00             10.02           2,413          184
                                    2003             10.02             12.17           2,432          190
                                    2004             12.17             13.32           1,470          160


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                     1999*           $10.00            $10.50              81            0
                                    2000             10.50              9.90           1,413            0
                                    2001              9.90              8.88           1,419            0
                                    2002              8.88              7.79           1,418            0
                                    2003              7.79              9.58           1,417            0
                                    2004              9.58             11.25           5,276            0

CORE U.S. Equity                    1999*            10.00             10.92               0        2,216
                                    2000             10.92              9.77              38        2,215
                                    2001              9.97              8.51              83            0
                                    2002              8.51              6.57               0            0
                                    2003              6.57              8.42               0            0
                                    2004              8.42              9.57           1,395            0

Capital Growth                      2000*            10.00             10.18             118            0
                                    2001             10.18              8.61             106            0
                                    2002              8.61              6.44              89            0
                                    2003              6.44              7.88              73            0
                                    2004              7.88              8.51              58            0

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                              1999*            10.00             11.66           7,707            0
                                    2000             11.66              9.85          17,013        1,602
                                    2001              9.85              7.33          17,297        1,602
                                    2002              7.33              5.33           9,833        1,602
                                    2003              5.33              6.95           7,382        1,601
                                    2004              6.95              7.18           5,953        1,366

Worldwide Growth                    1999*            10.00             13.23           3,185            0
                                    2000             13.23             11.03          26,493        6,449
                                    2001             11.03              8.46          27,965        2,674
                                    2002              8.46              6.24          23,137        2,104
                                    2003              6.24              7.65          14,297        2,103
                                    2004              7.65              7.93          14,579        1,730

Balanced                            1999*            10.00             11.03           9,739            0
                                    2000             11.03             10.66          20,093        7,965
                                    2001             10.66             10.05          23,511        7,959
                                    2002             10.05              9.30          30,791        7,846
                                    2003              9.30             10.49          22,397        7,848
                                    2004             10.49             11.26          19,532        8,062

LAZARD RETIREMENT SERIES:

Lazard Retirement Emerging
  Markets                           2002              8.36              8.14           1,492            0
                                    2003              8.14             12.32               0            0
                                    2004             12.32             15.91           2,677            0

Lazard Retirement Small Cap         2001             12.62             14.80           5,795            0
                                    2002             14.80             12.06           2,760          178
                                    2003             12.06             16.36             614          177
                                    2004             16.36             18.59           2,062          903


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
PBHG INSURANCE SERIES FUNDS:

Technology & Communications         2000*           $10.00            $ 5.34          11,257            0
                                    2001              5.34              2.52           5,945            0
                                    2002              2.52              1.15           5,943            0
                                    2003              1.15              1.65           5,940            0
                                    2004              1.65              1.74              34            0

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II            1999*            10.00             12.92           1,510            0
                                    2000             12.92             10.88           7,173            0
                                    2001             10.88              7.45           1,733            0
                                    2002              7.45              4.60           1,669            0
                                    2003              4.60              6.11           2,834            0
                                    2004              6.11              7.20           2,702            0

Strong Opportunity II               2000*            10.00             11.77           3,464          337
                                    2001             11.77             11.21           8,307          337
                                    2002             11.21              8.11           7,767          336
                                    2003              8.11             10.99           3,670        1,110
                                    2004             10.99             12.85           3,842        1,110

Strong Multi Cap Value              2001             10.97             11.30             618            0
                                    2002             11.30              8.59             618            0
                                    2003              8.59             11.75             617            0
                                    2004             11.75             13.57             617            0

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                      2001              9.24              8.00           4,044            0
                                    2002              8.00              7.16           4,584            0
                                    2003              7.16              9.07           7,770            0
                                    2004              9.07             10.33           6,505            0

VIP Mid Cap                         2001             11.17             10.66           1,489            0
                                    2002             10.66              9.48           5,173            0
                                    2003              9.48             12.97           8,320            0
                                    2004             12.97             15.99           6,642            0

VIP Growth                          2000*            10.00              8.47          10,725            0
                                    2001              8.47              6.88          12,332            0
                                    2002              6.88              4.74          13,980            0
                                    2003              4.74              6.22          10,525        1,228
                                    2004              6.22              6.34          11,489        1,181

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

U.S. Real Estate                    2000*            10.00             12.97           6,574            0
                                    2001             12.97             14.09             365            0
                                    2002             14.09             13.83           1,779            0
                                    2003             13.83             18.81           1,089            0
                                    2004             18.81             25.31           7,435            0


* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, Capital

FORM V-4822

Growth, S&P 500 Index, High Income Bond, Blue Chip, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, PBHG Technology & Communications portfolio, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Fidelity Variable Insurance Products funds were made available on May 1, 2000.

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

OHIO NATIONAL FUND, INC.:


                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1997              $10.00             $11.60            82,440
                                               1998               11.60              12.09           277,925
                                               1999               12.09              14.30           239,130
                                               2000               14.30              13.16           233,589
                                               2001               13.16              11.88           226,355
                                               2002               11.88               9.52           158,025
                                               2003                9.52              13.56           142,254
                                               2004               13.56              15.03           137,163

Money Market                                   1997               10.00              10.39            65,172
                                               1998               10.39              10.80           122,681
                                               1999               10.80              11.18           103,091
                                               2000               11.18              11.73            44,225
                                               2001               11.73              12.00            70,835
                                               2002               12.00              12.00            49,201
                                               2003               12.00              11.93            29,942
                                               2004               11.93              11.88           253,390

Bond                                           1997               10.00              10.79            12,183
                                               1998               10.79              11.20           126,324
                                               1999               11.20              11.11            85,725
                                               2000               11.11              11.60            77,334
                                               2001               11.60              12.40            69,466
                                               2002               12.40              13.28            81,359
                                               2003               13.28              14.47            74,590
                                               2004               14.47              15.11            62,994

Omni                                           1997               10.00              11.61           102,587
                                               1998               11.61              11.97           300,484
                                               1999               11.97              13.14           258,876
                                               2000               13.14              11.04           218,168
                                               2001               11.04               9.46           179,388
                                               2002                9.46               7.21           121,552
                                               2003                7.21               8.97           114,672
                                               2004                8.97               9.47            89,833


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International                                  1997              $10.00             $10.11            86,113
                                               1998               10.11              10.36           120,242
                                               1999               10.36              17.11            90,063
                                               2000               17.11              13.13            81,618
                                               2001               13.13               9.12            65,664
                                               2002                9.12               7.13            50,787
                                               2003                7.13               9.33            50,496
                                               2004                9.33              10.39            44,121

Capital Appreciation                           1997               10.00              11.37            93,956
                                               1998               11.37              11.87           210,773
                                               1999               11.87              12.46           168,262
                                               2000               12.46              16.16           135,916
                                               2001               16.16              17.49           123,301
                                               2002               17.49              13.77            92,584
                                               2003               13.77              17.86            81,920
                                               2004               17.86              19.82            65,541

Discovery (formerly called Small Cap)          1997               10.00              10.85            54,898
                                               1998               10.85              11.84           146,789
                                               1999               11.84              24.10           148,302
                                               2000               24.10              21.10           143,410
                                               2001               21.10              16.99           129,693
                                               2002               16.99              11.27            94,937
                                               2003               11.27              15.30            79,920
                                               2004               15.30              16.74            59,278

International Small Company                    1997               10.00              11.04            16,423
                                               1998               11.04              11.27            27,971
                                               1999               11.27              23.17            29,582
                                               2000               23.17              15.94            29,995
                                               2001               15.94              11.11            28,137
                                               2002               11.11               9.31            24,648
                                               2003                9.31              14.14            25,391
                                               2004               14.14              16.85            23,943

Aggressive Growth                              1997               10.00              11.15            26,996
                                               1998               11.15              11.86            92,803
                                               1999               11.86              12.37            91,754
                                               2000               12.37               8.86            84,382
                                               2001                8.86               5.96            67,253
                                               2002                5.96               4.24            45,864
                                               2003                4.24               5.49            32,512
                                               2004                5.49               5.90            25,931


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
S&P 500 Index                                  1998*             $10.00             $11.45           118,264
                                               1999               11.45              14.19           324,817
                                               2000               14.19              12.64           319,024
                                               2001               12.64              10.81           261,808
                                               2002               10.81               8.24           189,257
                                               2003                8.24              10.39           160,544
                                               2004               10.39              11.31           131,066

Small Cap Growth                               1999*              10.00              14.12             1,003
                                               2000               14.12              11.57             4,530
                                               2001               11.57               6.90             3,437
                                               2002                6.90               4.83             2,950
                                               2003                4.83               6.92             2,693
                                               2004                6.92               7.60             2,692

Mid Cap Opportunity                            1999*              10.00              14.87               240
                                               2000               14.87              13.45             6,600
                                               2001               13.45              11.54             5,613
                                               2002               11.54               8.47             3,301
                                               2003                8.47              12.22             4,665
                                               2004               12.22              13.68             2,983

Capital Growth                                 1999*              10.00              30.94             1,323
                                               2000               30.94              22.58             4,844
                                               2001               22.58              19.01             4,784
                                               2002               19.01              10.86             2,916
                                               2003               10.86              15.01             2,472
                                               2004               15.01              17.72             2,536
Blue Chip                                      2001               10.57               9.98               198
                                               2002                9.98               7.93               198
                                               2003                7.93               9.90             5,708
                                               2004                9.90              10.70             5,780

Nasdaq-100 Index                               2000*              10.00               6.03             1,532
                                               2001                6.03               4.01             1,804
                                               2002                4.01               2.48             6,071
                                               2003                2.48               3.61             5,090
                                               2004                3.61               3.92             3,474

High Income Bond                               2002                9.36               9.61               499
                                               2003                9.61              11.64             4,544
                                               2004               11.64              12.70             5,873


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs CORE U.S. Equity                 1999*             $10.00             $12.49             9,482
                                               2000               12.49              11.13            12,704
                                               2001               11.13               9.66            12,090
                                               2002                9.66               7.44            11,603
                                               2003                7.44               9.50             2,232
                                               2004                9.50              10.77                 6

Goldman Sachs Capital Growth                   1998*              10.00              11.58            36,645
                                               1999               11.58              14.52            55,854
                                               2000               14.52              13.18            50,896
                                               2001               13.18              11.12            47,707
                                               2002               11.12               8.30            30,917
                                               2003                8.30              10.12            27,886
                                               2004               10.12              10.89            13,942

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                         1999*              10.00              16.41            14,331
                                               2000               16.41              13.83            46,083
                                               2001               13.83              10.26            40,381
                                               2002               10.26               7.44            35,416
                                               2003                7.44               9.66            23,316
                                               2004                9.66               9.96            17,072

Worldwide Growth                               1998*              10.00              10.31            63,482
                                               1999               10.31              16.72           141,812
                                               2000               16.72              13.90           153,172
                                               2001               13.90              10.63           113,857
                                               2002               10.63               7.81            86,447
                                               2003                7.81               9.55            66,624
                                               2004                9.55               9.87            51,613

Balanced                                       1998*              10.00              11.96           142,767
                                               1999               11.96              14.95           401,500
                                               2000               14.95              14.40         2,675,114
                                               2001               14.40              13.54           360,910
                                               2002               13.54              12.49           291,172
                                               2003               12.49              14.05           244,365
                                               2004               14.05              15.04           189,347


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Emerging Markets             1997              $10.00             $ 9.79            32,560
                                               1998                9.79               6.03            51,176
                                               1999                6.03              11.48            43,692
                                               2000               11.48               8.14            43,587
                                               2001                8.14               7.62            32,274
                                               2002                7.62               7.41            28,005
                                               2003                7.41              11.17            21,514
                                               2004               11.17              14.38            12,143

Lazard Retirement Small Cap                    2002               12.97              10.53             3,908
                                               2003               10.53              14.25             2,895
                                               2004               14.25              16.15             4,166

MFS VARIABLE INSURANCE TRUST:

Total Return                                   2002               10.00              10.18             4,080
                                               2003               10.18              11.64             8,712
                                               2004               11.64              12.75            28,501

PBHG INSURANCE SERIES FUND:

Technology & Communications                    2000*              10.00               5.33             5,248
                                               2001                5.33               2.51             4,693
                                               2002                2.51               1.14             5,966
                                               2003                1.14               1.63            11,329
                                               2004                1.63               1.71             5,204

PIMCO VARIABLE INSURANCE TRUST:

Real Return                                    2002               10.00              10.66             1,781
                                               2003               10.66              11.45             5,612
                                               2004               11.45              12.29             6,996

Total Return                                   2002               10.00              10.42               247
                                               2003               10.42              10.79             2,505
                                               2004               10.79              11.16             2,058

STRONG VARIABLE INSURANCE PRODUCTS FUND, INC.:

Strong Mid Cap Growth II                       1999*              10.00              21.58             1,645
                                               2000               21.58              18.13             8,789
                                               2001               18.13              12.38            11,444
                                               2002               12.38               7.62             9,488
                                               2003                7.62              10.09             9,422
                                               2004               10.09              11.85             9,754


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Strong Opportunity II                          1999*             $10.00             $12.69               118
                                               2000               12.69              13.35               647
                                               2001               13.35              12.67             3,911
                                               2002               12.67               9.15             7,451
                                               2003                9.15              12.36             6,973
                                               2004               12.36              14.41             6,383

Strong Multi Cap Value II                      2001                9.56               9.82             2,201
                                               2002                9.82               7.44                 0
                                               2003                7.44              10.16                 0
                                               2004               10.16              11.70                 0

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                                 2001                9.22               7.96             2,725
                                               2002                7.96               7.10             2,365
                                               2003                7.10               8.97             9,200
                                               2004                8.97              10.19            14,766

VIP Mid Cap                                    2000*              10.00              11.15             2,296
                                               2001               11.15              10.61             1,406
                                               2002               10.61               9.41             3,942
                                               2003                9.41              12.83             5,181
                                               2004               12.83              15.77             8,169

VIP Growth                                     2000*              10.00               8.45             2,662
                                               2001                8.45               6.85             5,871
                                               2002                6.85               4.71             5,217
                                               2003                4.71               6.15             9,718
                                               2004                6.15               6.26            17,382

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:

U.S. Real Estate                               1999*              10.00               8.69             3,270
                                               2000                8.69              11.08            11,549
                                               2001               11.08              12.00            10,323
                                               2002               12.00              11.74               391
                                               2003               11.74              15.92               771
                                               2004               15.92              21.41             5,660


* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Small Cap Growth, Mid Cap Opportunity, Capital Growth, High Income Bond, Blue Chip, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, PBHG Technology and Communications portfolio, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Fidelity Variable Insurance Products funds were made available May 1, 2000. The First American Insurance Portfolios were made available December 15, 2001. The MFS Variable Insurance Trust, PIMCO Variable Insurance Trust and The Prudential Series Fund, Inc. were made available August 1, 2002.

FORM V-4822

           "TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY

This series of variable annuity contracts began on September 10, 1984. Since then, the following changes have been made to available Funds:

April 30, 1993        Ohio National Fund International portfolio was added

May 1, 1994           Ohio National Fund Capital Appreciation and Discovery
                      portfolios were added
March 31, 1995        Ohio National Fund International Small Company and
                      Aggressive Growth portfolios were added

January 3, 1997       Ohio National Fund S&P 500 Index, Core Growth, Growth &
                      Income and Social Awareness portfolios were added

November 1, 1999      Ohio National Fund Capital Growth, High Income Bond, Equity
                      Income and Blue Chip portfolios, the Dow Target Variable
                      Funds, the Goldman Sachs Variable Insurance Trust funds, the
                      Janus Aspen (Institutional Shares) portfolios, the Lazard
                      Retirement Series portfolios, the Strong Variable Insurance
                      Funds and the Van Kampen (formerly called Morgan Stanley)
                      Universal Institutional Funds (Class I) U.S. Real Estate
                      portfolio were added

May 1, 2000           Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen
                      Series Service Shares portfolios, PBHG Technology &
                      Communications portfolio and Fidelity Variable Insurance
                      Products portfolios were added; Janus Aspen Series
                      Institutional Shares portfolios were no longer available in new contracts

May 1, 2001           Strong Multi Cap Value Fund II (formerly called Strong
                      Schafer Value Fund II) was no longer available in new
                      contracts

November 1, 2001      JPMorgan Series Trust portfolios and MFS Variable Insurance
                      Trust funds were added

May 1, 2002           Ohio National Fund Bristol and Bryton Growth portfolios were added

August 1, 2002        PIMCO Variable Insurance Trust portfolios were added

May 1, 2003           Calvert Variable Series, Inc. Social Equity portfolio
                      replaced Ohio National Fund Social Awareness portfolio
                      through merger. Dreyfus Variable Investment Fund, Janus
                      Aspen Series International Growth portfolio, The Prudential
                      Series Fund, Inc., Royce Capital Fund and UBS Series Trust
                      added. Van Kampen Universal Institutional Funds (Class I)
                      U.S. Real Estate portfolio discontinued for new contracts,
                      Van Kampen Universal Institutional Funds (Class II) added
                      for new contracts, and The Dow Target Variable Fund LLC
                      Quarterly portfolios replaced monthly portfolios through
                      mergers


Values for series of contracts that we no longer issue are listed on pages 30 to 43.


FORM V-4822

OHIO NATIONAL FUND, INC.:


                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Equity                                1995            $29.90            $37.62          1,394,001
                                          1996             37.62             44.03          1,505,499
                                          1997             44.03             51.47          1,554,930
                                          1998             51.47             53.82          1,469,467
                                          1999             53.82             63.81          1,219,724
                                          2000             63.81             58.92          1,047,847
                                          2001             58.92             53.36            987,197
                                          2002             53.36             42.89            847,700
                                          2003             42.89             61.24            780,609
                                          2004             61.24             68.10            693,379

VAB Equity                                1995             30.62             38.52            622,321
                                          1996             38.52             45.09            680,118
                                          1997             45.09             52.70            695,574
                                          1998             52.70             55.14            670,584
                                          1999             55.14             65.34            566,619
                                          2000             65.34             60.34            485,303
                                          2001             60.34             54.65            430,401
                                          2002             54.65             43.92            335,950
                                          2003             43.92             62.71            295,374
                                          2004             62.71             69.74            262,643

VAA Money Market                          1995             16.18             16.90            130,218
                                          1996             16.90             17.58            175,232
                                          1997             17.58             18.33            122,725
                                          1998             18.33             19.10            133,824
                                          1999             19.10             19.85            241,774
                                          2000             19.85             20.88            144,673
                                          2001             20.88             21.43            238,064
                                          2002             21.43             21.49            244,915
                                          2003             21.49             21.42            198,840
                                          2004             21.42             21.40            122,529

VAB Money Market                          1995             16.32             17.05             43,415
                                          1996             17.05             17.73             83,494
                                          1997             17.73             18.48             80,528
                                          1998             18.48             19.27             54,060
                                          1999             19.27             20.02            129,935
                                          2000             20.02             21.05             54,882
                                          2001             21.05             21.62            143,776
                                          2002             21.62             21.68             99,162
                                          2003             21.68             21.60             69,694
                                          2004             21.60             21.58             46,172

VAA Bond                                  1995             20.82             24.48            130,720
                                          1996             24.48             25.11            139,016
                                          1997             25.11             27.14            128,523
                                          1998             27.14             28.25            136,752
                                          1999             28.25             28.10            115,712
                                          2000             28.10             29.43             91,351
                                          2001             29.43             31.56            118,879
                                          2002             31.56             33.91            134,726
                                          2003             33.91             37.05            109,687
                                          2004             37.05             38.81             91,364


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAB Bond                                  1995            $19.26            $22.65             94,683
                                          1996             22.65             23.24            100,642
                                          1997             23.24             25.12            103,698
                                          1998             25.12             26.14            122,870
                                          1999             26.14             26.01             96,317
                                          2000             26.01             27.23             74,174
                                          2001             27.23             29.20             98,552
                                          2002             29.20             31.38             97,963
                                          2003             31.38             34.29             82,203
                                          2004             34.29             35.91             62,858

VAA Omni                                  1995             24.16             29.34          1,272,672
                                          1996             29.34             33.53          1,384,658
                                          1997             33.53             39.18          1,431,184
                                          1998             39.18             40.51          1,380,277
                                          1999             40.51             44.62          1,081,115
                                          2000             44.62             37.58            866,823
                                          2001             37.58             32.31            716,682
                                          2002             32.31             24.68            594,964
                                          2003             24.68             30.81            517,789
                                          2004             30.81             32.64            444,510

VAB Omni                                  1995             24.03             29.18            646,847
                                          1996             29.18             33.35            703,470
                                          1997             33.35             38.97            744,774
                                          1998             38.97             40.29            724,292
                                          1999             40.29             44.38            576,927
                                          2000             44.38             37.38            461,399
                                          2001             37.38             32.14            359,975
                                          2002             32.14             24.55            288,071
                                          2003             24.55             30.64            247,514
                                          2004             30.64             32.47            214,582



                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------

S&P 500 Index                             1997            $10.00            $13.03          152,864       103,761
                                          1998             13.03             16.76          684,474       342,016
                                          1999             16.76             20.82        1,516,466       626,757
                                          2000             20.82             18.61        1,352,791       572,518
                                          2001             18.61             15.95        1,203,210       485,469
                                          2002             15.95             12.21        1,062,848       413,646
                                          2003             12.21             15.44          986,495       341,395
                                          2004             15.44             16.81          865,003       310,573

International                             1995             13.26             14.70        1,803,630       909,290
                                          1996             14.70             16.65        2,157,623     1,186,643
                                          1997             16.65             16.82        2,305,256     1,230,232
                                          1998             16.82             17.28        1,878,181     1,021,072
                                          1999             17.28             28.61        1,299,713       755,373
                                          2000             28.61             22.02        1,190,355       680,017
                                          2001             22.02             15.34        1,077,389       577,856
                                          2002             15.34             12.04          933,614       473,133
                                          2003             12.04             15.79          823,762       383,253
                                          2004             15.79             17.64          706,998       292,781


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
International Small Company               1995            $10.00            $10.13            3,870        10,852
                                          1996             10.13             11.23           68,964        60,596
                                          1997             11.23             12.40          115,590       106,262
                                          1998             12.40             12.70          113,662       111,352
                                          1999             12.70             26.19          157,347       119,756
                                          2000             26.19             18.06          174,381       124,693
                                          2001             18.06             12.63          148,637       109,586
                                          2002             12.63             10.62          134,150        90,154
                                          2003             10.62             16.17          131,050        86,116
                                          2004             16.17             19.33          116,939        67,429

Capital Appreciation                      1995             10.00             11.37          126,633       130,970
                                          1996             11.37             13.02          379,717       312,799
                                          1997             13.02             14.83          550,059       372,993
                                          1998             14.83             15.54          606,078       366,130
                                          1999             15.54             16.36          536,419       332,204
                                          2000             16.36             21.28          438,550       310,191
                                          2001             21.28             23.09          506,990       311,695
                                          2002             23.09             18.24          468,721       300,763
                                          2003             18.24             23.73          418,784       233,847
                                          2004             23.73             26.40          352,542       188,749

Discovery                                 1995             10.00             12.20          154,063        15,532
                                          1996             12.20             14.21          454,045       147,557
                                          1997             14.21             15.24          649,957       212,467
                                          1998             15.24             16.67          665,332       236,231
                                          1999             16.67             34.04          776,055       286,164
                                          2000             34.04             29.89          755,719       286,083
                                          2001             29.89             24.14          679,746       243,056
                                          2002             24.14             16.06          605,966       204,134
                                          2003             16.06             21.87          541,497       173,031
                                          2004             21.87             23.99          442,116       147,640

Aggressive Growth                         1995             10.00             10.50            9,491         9,448
                                          1996             10.50             10.46          107,442        68,715
                                          1997             10.46             11.65          178,651       109,334
                                          1998             11.65             12.42          200,721       104,679
                                          1999             12.42             13.00          191,692        87,207
                                          2000             13.00              9.34          241,489       101,866
                                          2001              9.34              6.30          220,085        93,890
                                          2002              6.30              4.49          214,617        79,553
                                          2003              4.49              5.84          212,331        71,645
                                          2004              5.84              6.29          192,494        55,633

Small Cap Growth                          1997             10.00              9.59          146,611        89,830
                                          1998              9.59             10.32          138,652        97,692
                                          1999             10.32             20.92          202,849       139,073
                                          2000             20.92             17.20          251,363       177,009
                                          2001             17.20             10.29          201,045       133,771
                                          2002             10.29              7.21          174,699       110,406
                                          2003              7.21             10.37          151,471        83,787
                                          2004             10.37             11.43          122,489        72,248


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Mid Cap Opportunity                       1997            $10.00            $13.51          146,772       144,903
                                          1998             13.51             14.31          467,063       270,510
                                          1999             14.31             22.96          756,197       376,028
                                          2000             22.96             20.83          737,706       356,052
                                          2001             20.83             17.93          694,773       321,519
                                          2002             17.93             13.19          616,115       284,594
                                          2003             13.19             19.09          582,520       243,025
                                          2004             19.09             21.45          504,422       211,731

Capital Growth                            1999             10.00             14.20           14,665        10,147
                                          2000             14.20             10.39          190,727        82,911
                                          2001             10.39              8.78          153,164        56,617
                                          2002              8.78              5.03          139,042        53,604
                                          2003              5.03              6.97          114,522        42,681
                                          2004              6.97              8.25          112,136        43,079

High Income Bond                          1999             10.00             10.29            1,173         1,233
                                          2000             10.29              9.45            2,313           473
                                          2001              9.45              9.75           20,599         4,375
                                          2002              9.75             10.02           27,079        18,792
                                          2003             10.02             12.17           36,128        15,768
                                          2004             12.17             13.23           31,474        13,543

Blue Chip                                 2000             10.00             10.36           10,270        19,912
                                          2001             10.36              9.81           42,464        27,256
                                          2002              9.81              7.82           47,593        26,185
                                          2003              7.82              9.79           57,233        17,600
                                          2004              9.79             10.61           50,399        14,125

Nasdaq-100 Index                          2000             10.00              6.05           47,476        17,683
                                          2001              6.05              4.03           69,922        40,975
                                          2002              4.03              2.50           86,697        62,682
                                          2003              2.50              3.65          140,108        45,176
                                          2004              3.65              3.97          134,268        49,855

Bristol                                   2002             10.00              7.84            2,114             0
                                          2003              7.84             10.27            6,755           518
                                          2004             10.27             11.04            6,694             0

Bryton Growth                             2002             10.00              6.83            3,554         3,132
                                          2003              6.83              9.16           13,953         1,867
                                          2004              9.16              9.74            9,643           314

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                           1999             10.00             10.50            2,420         1,685
                                          2000             10.50              9.90           18,028         7,957
                                          2001              9.90              8.88           19,256         9,172
                                          2002              8.88              7.79           16,086        11,484
                                          2003              7.79              9.58           19,436        19,703
                                          2004              9.58             11.25           24,067        19,285

CORE U.S. Equity                          1999             10.00             10.92            6,751         6,222
                                          2000             10.92              9.77           15,496         7,309
                                          2001              9.77              8.51           11,782         5,966
                                          2002              8.51              6.57           14,974         8,119
                                          2003              6.57              8.42           18,201         6,668
                                          2004              8.42              9.57           21,559         6,673


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Capital Growth                            1999            $10.00            $11.18            7,407             0
                                          2000             11.18             10.18           17,879         4,319
                                          2001             10.18              8.61           18,972         4,081
                                          2002              8.61              6.44           20,955         3,571
                                          2003              6.44              7.89           22,684         2,899
                                          2004              7.89              8.51           17,062         2,736

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                    1999             10.00             11.66          140,899        70,201
                                          2000             11.66              9.85          419,996       215,149
                                          2001              9.85              7.33          402,977       175,696
                                          2002              7.33              5.33          334,455       137,700
                                          2003              5.33              6.95          266,246       110,989
                                          2004              6.95              7.18          211,039        98,679

Worldwide Growth                          1999             10.00             13.23           84,104        30,873
                                          2000             13.23             11.03          329,043       185,163
                                          2001             11.03              8.46          307,065       153,709
                                          2002              8.46              6.24          250,428       124,092
                                          2003              6.24              7.65          213,452        85,316
                                          2004              7.65              7.93          164,556        72,089

Balanced                                  1999             10.00             11.03           60,253        47,022
                                          2000             11.03             10.66          270,044       134,438
                                          2001             10.66             10.05          326,327       118,926
                                          2002             10.05              9.30          325,549       108,572
                                          2003              9.30             10.49          303,570       107,943
                                          2004             10.49             11.26          260,603        95,185

JANUS ASPEN SERIES SERVICE SHARES:

Growth                                    2000             10.00              8.09           46,806        24,536
                                          2001              8.09              6.01           62,090        43,180
                                          2002              6.01              4.36           74,617        33,865
                                          2003              4.36              5.67           58,463        13,641
                                          2004              5.67              5.84           62,889         4,244

Worldwide Growth                          2000             10.00              8.00           55,698        13,512
                                          2001              8.00              6.12           73,156        18,962
                                          2002              6.12              4.50           91,603        19,577
                                          2003              4.50              5.50           78,874        16,742
                                          2004              5.50              5.69           80,195        11,016

Balanced                                  2000             10.00              9.74           15,548         4,258
                                          2001              9.74              9.16           45,265        25,268
                                          2002              9.16              8.46           74,427        29,285
                                          2003              8.46              9.51           87,012        33,700
                                          2004              9.51             10.19           85,175        14,579

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Small Cap               1999             10.00             10.54              875           698
                                          2000             10.54             12.62            7,263        11,265
                                          2001             12.62             14.80            5,795        34,423
                                          2002             14.80             12.06          103,931        47,501
                                          2003             12.06             16.36          102,226        33,976
                                          2004             16.36             18.59           76,754        31,313


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Lazard Retirement Emerging Markets        1999            $10.00            $12.51            7,037           186
                                          2000             12.51              8.90           11,322         3,737
                                          2001              8.90              8.36           12,483         6,276
                                          2002              8.36              8.14           31,520        12,594
                                          2003              8.14             12.32           28,285        12,694
                                          2004             12.32             15.91           32,890        11,218

THE PRUDENTIAL SERIES FUND, INC.:

Jennison 20/20 Focus                      2003             10.00             12.35              167             0
                                          2004             12.35             14.11            1,270             0
Jennison                                  2003             10.00             12.16            1,595           182
                                          2004             12.16             13.13            2,153           353

UBS SERIES TRUST:

U.S. Allocation                           2003             10.00             12.11            1,565             0
                                          2004             12.11             13.22            3,081         1,569

PBHG INSURANCE SERIES FUND:

Technology & Communications               2000             10.00              5.34           87,810        60,363
                                          2001              5.34              2.52           89,491        42,435
                                          2002              2.52              1.15           96,108       196,838
                                          2003              1.15              1.65          109,806        12,966
                                          2004              1.65              1.74          103,858        11,324

PIMCO VARIABLE INSURANCE TRUST:

Real Return                               2002             10.00             10.67           33,034         6,178
                                          2003             10.67             11.49           60,928       104,730
                                          2004             11.49             12.38           57,850       111,965

Total Return                              2002             10.00             10.43           12,084         3,759
                                          2003             10.43             10.84           30,940        99,308
                                          2004             10.84             11.24           38,222       100,848

Global Bond                               2002             10.00             10.69            8,062           213
                                          2003             10.69             12.10           12,396           992
                                          2004             12.10             13.24           15,010         2,181

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II                  1999             10.00             12.92           15,604         6,551
                                          2000             12.92             10.88          136,549        72,369
                                          2001             10.88              7.45          132,257        75,993
                                          2002              7.45              4.60          131,912        56,003
                                          2003              4.60              6.11          136,978        34,323
                                          2004              6.11              7.20          114,311        28,761


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Strong Opportunity II                     1999            $10.00            $11.16            1,268           493
                                          2000             11.16             11.77           28,808         7,605
                                          2001             11.77             11.21           44,704        13,317
                                          2002             11.21              8.11           64,592        17,403
                                          2003              8.11             10.99           65,730         1,110
                                          2004             10.99             12.85           53,542        13,297

Strong Multi Cap Value II                 1999             10.00             10.28              372           559
                                          2000             10.28             10.97           27,544        14,971
                                          2001             10.97             11.30           17,541         5,895
                                          2002             11.30              8.59            9,258         3,816
                                          2003              8.59             11.75            9,480         4,434
                                          2004             11.75             13.57            5,182         3,814

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2):

VIP Contrafund                            2000             10.00              9.24            3,208         8,703
                                          2001              9.24              8.00           20,366        11,459
                                          2002              8.00              7.16           41,004        32,449
                                          2003              7.16              9.07           85,522        39,984
                                          2004              9.07             10.33          147,010        75,024

VIP Mid Cap                               2000             10.00             11.17           32,053        21,875
                                          2001             11.17             10.66           59,049        52,867
                                          2002             10.66              9.48          130,804        81,151
                                          2003              9.48             12.97          142,617        79,182
                                          2004             12.97             15.99          149,737        81,286

VIP Growth                                2000             10.00              8.47           15,086        23,135
                                          2001              8.47              6.88           29,089        44,546
                                          2002              6.88              4.74           40,662        50,852
                                          2003              4.74              6.22           58,159         1,228
                                          2004              6.22              6.34           74,724        25,197

J.P. MORGAN SERIES TRUST II:

JPMorgan Mid Cap Value                    2001             10.00             10.96            2,675             0
                                          2002             10.96             10.93           18,428         5,834
                                          2003             10.93             14.01           23,192         6,134
                                          2004             14.01             16.78           42,936        12,116

JPMorgan Small Company                    2002             10.00              8.67            5,552             0
                                          2003              8.67             11.66            6,664         5,574
                                          2004             11.66             14.66           14,340         8,376

CALVERT VARIABLE SERIES, INC.:

Social Equity                             2003             10.00              6.69           19,291         7,851
                                          2004              6.69              7.09           18,932         7,820

DREYFUS VARIABLE INVESTMENT:

Fund-Service Shares Appreciation          2003             10.00             11.71            1,874           617
                                          2004             11.71             12.14            2,964           560


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
ROYCE CAPITAL FUND:

Small Cap                                 2003            $10.00            $13.98           19,826         4,579
                                          2004             13.98             17.28           91,396        22,627

Micro Cap                                 2003             10.00             14.71           15,361         7,232
                                          2004             14.71             16.57           63,769        11,849

MFS VARIABLE INSURANCE TRUST:

MFS Investors Growth Stock                2001             10.00             10.71            2,511             0
                                          2002             10.71              7.66            3,427           301
                                          2003              7.66              9.29            4,377           339
                                          2004              9.29             10.01            4,968           592

MFS Mid Cap Growth                        2001             10.00             11.10              425         1,195
                                          2002             11.10              6.21            1,979            99
                                          2003              6.21              8.39            8,022           166
                                          2004              8.39              9.50            9,905         1,319

MFS New Discovery                         2001             10.00             11.55            3,624             0
                                          2002             11.55              7.79            5,703           236
                                          2003              7.79             10.29            7,421         1,091
                                          2004             10.29             10.81            4,849         1,179

MFS Total Return                          2001             10.00             10.26            4,371           349
                                          2002             10.26              9.60           77,880        23,163
                                          2003              9.60             11.02          104,144        34,123
                                          2004             11.02             12.10          117,586        37,343

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I):

U.S. Real Estate                          1999             10.00             10.15            2,245         5,754
                                          2000             10.15             12.97           34,794        16,383
                                          2001             12.97             14.09           13,869         7,767
                                          2002             14.09             13.83           15,072         6,240
                                          2003             13.83             18.81           22,541         9,846
                                          2004             18.81             25.38           33,230

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II):

Core Plus Fixed Income                    2003             10.00             11.53              291           281
                                          2004             11.53             11.87                5           281

U.S. Real Estate                          2003             10.00             12.80            1,033            20
                                          2004             12.80             17.23            1,413         1,168


FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

FORM V-4822

                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS


The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.



The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.



Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.



For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.



The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.


FORM V-4822

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.



The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age


FORM V-4822

50 or older may make an additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.



Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.



The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)


If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE


If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.


Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

FORM V-4822

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.


A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)


PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)


You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code. unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM V-4822

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS


If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.


For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.


UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM V-4822

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)


An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.


REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.


                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS





                      $1,000 ONE                          $1,000 ONE
      $1000 ANNUAL       TIME             $1000 ANNUAL       TIME
YEAR  CONTRIBUTION   CONTRIBUTION   YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------   ----  ------------   ------------
 1     $ 1,020.00     $1,020.00      35   $ 50,994.37     $1,999.87
 2     $ 2,060.40     $1,040.40      36   $ 53,034.25     $2,039.87
 3     $ 3,121.61     $1,061.21      37   $ 55,114.94     $2,080.67
 4     $ 4,204.04     $1,082.43      38   $ 57,237.24     $2,122.28
 5     $ 5,308.12     $1,104.08      39   $ 59,401.98     $2,164.73
 6     $ 6,434.28     $1,126.16      40   $ 61,610.02     $2,208.02
 7     $ 7,582.97     $1,148.68      41   $ 63,862.22     $2,252.18
 8     $ 8,754.63     $1,171.65      42   $ 66,159.47     $2,297.22
 9     $ 9,949.72     $1,195.08      43   $ 68,502.66     $2,343.16
 10    $11,168.71     $1,218.98      44   $ 70,892.71     $2,390.02
 11    $12,412.09     $1,243.36      45   $ 73,330.56     $2,437.82
 12    $13,680.33     $1,268.23      46   $ 75,817.18     $2,486.58
 13    $14,973.94     $1,293.59      47   $ 78,353.52     $2,536.31
 14    $16,293.42     $1,319.46      48   $ 80,940.59     $2,587.04
 15    $17,639.28     $1,345.85      49   $ 83,579.40     $2,638.78
 16    $19,012.07     $1,372.77      50   $ 86,270.99     $2,691.56
 17    $20,412.31     $1,400.23      51   $ 89,016.41     $2,745.39
 18    $21,840.56     $1,428.23      52   $ 91,816.74     $2,800.30
 19    $23,297.37     $1,456.79      53   $ 94,673.07     $2,856.31
 20    $24,783.32     $1,485.93      54   $ 97,586.53     $2,913.44
 21    $26,298.98     $1,515.65      55   $100,558.26     $2,971.71
 22    $27,844.96     $1,545.96      56   $103,589.43     $3,031.14
 23    $29,421.86     $1,576.88      57   $106,681.22     $3,091.76
 24    $31,030.30     $1,608.42      58   $109,834.84     $3,153.60
 25    $32,670.91     $1,640.59      59   $113,051.54     $3,216.67
 26    $34,344.32     $1,673.40      60   $116,332.57     $3,281.00
 27    $36,051.21     $1,706.87      61   $119,679.22     $3,346.62
 28    $37,792.23     $1,741.01      62   $123,092.81     $3,413.55


FORM V-4822

                      $1,000 ONE                          $1,000 ONE
      $1000 ANNUAL       TIME             $1000 ANNUAL       TIME
YEAR  CONTRIBUTION   CONTRIBUTION   YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------   ----  ------------   ------------
 29    $39,568.08     $1,775.83      63   $126,574.66     $3,481.82
 30    $41,379.44     $1,811.35      64   $130,126.16     $3,551.46
 31    $43,227.03     $1,847.58      65   $133,748.68     $3,622.49
 32    $45,111.57     $1,884.53      66   $137,443.65     $3,694.94
 33    $47,033.80     $1,922.22      67   $141,212.53     $3,768.84
 34    $48,994.48     $1,960.66      68   $145,056.78     $3,844.22
                                     69   $148,977.91     $3,921.10
                                     70   $152,977.47     $3,999.52



Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-5%, Year 3-4%, Year 4-3%, Year 5-2%, Year 6-1%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.


FORM V-4822

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS


Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities (VAA only)
Financial Statements


FORM V-4822

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                May 1, 2005


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts May 1, 2005.
To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.


                                Table of Contents



          Custodian .........................................................................   2
          Independent Registered Public Accounting Firm .....................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements





                                   "TOP PLUS"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's and VAB's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                              Aggregate           Retained
Year                         Commissions        Commissions
----                         -----------        -----------
2004                        $57,887,088         $10,504,630
2003                        $91,054,326         $12,995,595
2002                        $80,193,871         $11,703,457



For contracts issued by VAB, those amounts have been:

                             Aggregate           Retained
Year                        Commissions        Commissions
----                        -----------        -----------
2004                         $  274,677          $ 49,845
2003                         $1,143,951          $163,269
2002                         $1,670,023          $243,722


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2004, was 1.14% This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2004 (assuming surrender of the contract then) are as follows:



                                                                Fund
                                                             Inception   Life of    1 Yr.     5 Yr.   10 Yr.    Account      Since
                                                                Date       Fund                                Inception* Inception*
TOP PLUS
12/31/04
OHIO NATIONAL FUND, INC.
Money Market                                                   7/31/80     5.21%   -5.89%     1.34%     3.04%    7/31/80     5.21%
Equity                                                         1/14/71     8.87%    5.43%     1.13%     8.80%    1/14/71     8.87%
Bond                                                           11/2/82     6.99%   -1.06%     6.57%     6.64%    11/2/82     6.99%
Omni                                                           9/10/84     6.22%    0.16%    -6.39%     3.26%    9/10/84     6.22%
S&P 500 Index                                                   1/3/97     6.95%    3.32%    -4.44%     ----     1/3/97      6.95%
International                                                  4/30/93     5.20%    5.96%    -9.63%     3.10%    4/30/93     5.20%
International Small Co                                         3/31/95     7.92%   13.79%    -6.21%     ----     3/31/95     7.92%
Capital Appreciation                                           4/30/94    10.88%    5.49%     9.99%    11.13%    4/30/94    10.88%
Discovery                                                      4/30/94    11.45%    3.94%    -7.10%    10.19%    4/30/94    11.45%
Aggressive Growth                                              3/31/95    -2.65%    1.98%   -14.05%     ----     3/31/95    -2.65%
Mid Cap Opportunity                                             1/3/97    10.24%    6.54%    -1.59%     ----     1/3/97     10.24%
Capital Growth                                                  5/1/98     9.50%   12.64%   -10.73%     ----     5/1/98      9.50%
High Income Bond                                                5/1/98     4.17%    3.68%     5.20%     ----     5/1/98      4.17%
Blue Chip                                                       5/1/98     1.52%    2.62%     0.29%     ----     5/1/98      1.52%
Small Cap Growth                                                1/3/97     1.89%    4.45%   -11.86%     ----     1/3/97      1.89%
Nasdaq-100 Index                                                5/1/00   -18.68%    3.02%     ----      ----     5/1/00    -18.68%
Bristol                                                         5/1/02     2.56%    1.65%     ----      ----     5/1/02      2.56%
Bryton                                                          5/1/02    -2.32%    0.54%     ----      ----     5/1/02     -2.32%
CALVERT VARIABLE SERIES, INC.
Social Equity                                                  4/30/02     3.08%    0.20%     ----      ----     5/1/03     12.22%
THE DOW TARGET VARIABLE FUND LLC
Dow Target 10 - First Qtr                                       1/4/99     1.55%   -3.71%     1.24%     ----     1/4/99      1.55%
Dow Target 10 - Second Qtr                                      4/1/99     3.03%   -4.98%     2.89%     ----     4/1/99      3.03%
Dow Target 10 - Third Qtr                                       7/1/99    -0.07%   -3.58%     2.19%     ----     7/1/99     -0.07%
Dow Target 10 - Fourth Qtr                                     10/1/99     2.03%   -5.77%     3.59%     ----     10/1/99     1.45%
Dow Target 5 - First Qtr                                        1/3/00     3.55%    3.70%     ----      ----     1/3/00      1.95%
Dow Target 5 - Second Qtr                                       4/1/00     5.67%    3.97%     ----      ----     4/1/00      2.03%
Dow Target 5 - Third Qtr                                        7/1/00     3.53%    0.90%     ----      ----     7/1/00      3.53%
Dow Target 5 - Fourth Qtr                                      10/1/99     1.62%   -0.40%     4.94%     ----     10/1/99     1.62%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation                                                   12/31/00   -1.38%   -2.14%    -1.59%     ----     5/1/03      9.77%
FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2 SHARES)
Contrafund                                                     1/31/95    13.03%    8.13%     0.35%     ----     5/1/00      0.49%
Growth                                                         10/9/86     9.86%   -3.80%    -8.48%     8.66%    5/1/00      9.72%
Mid Cap                                                        12/28/98   18.69%   17.54%    13.51%     ----     5/1/00     10.50%
Equity-Income                                                  10/9/86    10.07%    4.24%     2.91%    10.16%    10/1/03    14.18%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                                                1/12/98     2.43%   11.74%     1.22%     ----     5/1/98      0.03%
CORE U.S. Equity                                               2/13/98     3.18%    7.91%    -2.87%     ----     5/1/98      1.61%
Capital Growth                                                 4/30/98     1.33%    2.11%    -5.62%     ----     5/1/98      1.27%
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                                         9/13/93     7.37%   -2.73%    -9.88%     7.92%    4/30/98     0.30%
International Growth                                            5/2/94    10.39%   11.63%    -6.68%    11.33%    4/30/98     3.91%
Worldwide Growth                                               9/13/93     9.73%   -2.41%   -10.42%     9.15%    4/30/98     0.41%
Balanced                                                       9/13/93    10.71%    1.32%     0.21%    11.44%    4/30/98     6.39%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                                               1/3/95    10.41%   20.03%     0.72%     ----     4/30/98     3.77%
JPMorgan Mid Cap Value                                         9/28/01    17.31%   13.98%     ----      ----     11/1/01    17.34%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                                    11/4/97     8.16%    7.86%    12.00%     ----     7/1/99      9.52%
Lazard Retirement Emerging Markets                             11/4/97     4.87%   23.42%     4.80%     ----     7/1/99      7.23%
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS SHARES)
New Discovery                                                   5/1/00    -4.62%   -0.74%     ----      ----     11/1/01     1.78%
Investors Growth Stock                                          5/1/00   -10.12%    2.01%     ----      ----     11/1/01    -0.71%
Mid Cap Growth                                                  5/1/00    -8.56%    7.36%     ----      ----     11/1/01    -2.41%
Total Return                                                    5/1/00     5.99%    4.03%     ----      ----     11/1/01     5.59%
PIMCO (ADMINSTRATIVE CLASS SHARES)
Real Return                                                    9/30/99    10.07%    1.94%    10.54%     ----     8/1/02      7.99%
Total Return                                                   12/31/97    5.50%   -2.05%     6.21%     ----     8/1/02      3.63%
Global Bond                                                    1/10/02    13.14%    3.61%     ----      ----     8/1/02     11.13%
THE PRUDENTIAL SERIES FUND, INC. (CLASS II SHARES)
Jennison 20/20                                                  5/3/99     3.27%    8.35%     0.07%     ----     1/3/00     -0.29%
Jennison                                                       4/25/95     7.30%    2.24%    -9.59%     ----     1/3/00     -9.81%
ROYCE CAPITAL FUND
Micro-Cap                                                      12/27/96   15.61%    6.83%    16.04%     ----     5/1/03     33.13%
Small-Cap                                                      12/27/96   14.69%   17.83%    19.23%     ----     5/1/03     36.66%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                                                9/28/98     4.25%    3.39%    -2.83%     ----     7/1/99     -1.50%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II
    SHARES)
Core Plus Fixed Income                                          5/1/03     8.07%   -2.86%     ----      ----     5/1/03      8.22%
U.S. Real Estate                                                5/1/03    36.41%   28.85%     ----      ----     5/1/03     36.41%



* Account inception is the date the portfolio became part of Variable Account A. Since inception is the annualized return since that date.



The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 2004. The Goldman Sachs Variable Funds and Janus Aspen Series were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002. The Calvert Variable Series, Dreyfus Variable Investment Fund, Royce Capital Fund, UBS Series Trust and Janus Aspen International Growth Funds were added May 1, 2003. The Fidelity VIP Equity-Income portfolio was added October 1, 2003.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    Form N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:


    Independent Auditors' Report of KPMG LLP dated February 20, 2005 [TO BE PROVIDED]



    Statements of Assets and Contract Owners' Equity, December 31, 2004 [TO BE PROVIDED]



    Statements of Operations for the Periods Ended December 31, 2004 [TO BE PROVIDED]



    Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2004 and 2003 [TO BE PROVIDED]



    Notes to Financial Statements, December 31, 2004 [TO BE PROVIDED]


The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


    Independent Auditors' Report of KPMG LLP dated February 6, 2005 [TO BE PROVIDED]



    Consolidated Balance Sheets, December 31, 2004 and 2003 [TO BE PROVIDED]



    Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]



    Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]



    Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]



    Notes to Consolidated Financial Statements, December 31, 2004, 2003 and 2002 [TO BE PROVIDED]


The following financial information is included in Part A of this Registration
Statement:

    Accumulation Unit Values

Consents of the Following Persons:


    KPMG LLP [TO BE PROVIDED]



Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

        (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

        (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

        (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

        (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

        (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant's Form N-4, Post-effective Amendment no. 23 on April 27, 1998. (File no. 2-91213).

        (4)     Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit
                (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62282).

        (5)(a) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62282).

        (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

        (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

        (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File No. 2-91213) and Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Richard J. Bodner*                 Vice President, Corporate Services

Robert A. Bowen*                   Senior Vice President, Information Systems


Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Chief Investment Officer

George E. Castrucci                 Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Therese S. McDonough*             Second Vice President, Counsel and
                                  Corporate Secretary

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division


James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Assistant General Counsel

James D. Purvis*                  Vice President, Financial Reporting

Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

James C. Smith*                   Senior Vice President, Internal Audit & Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Edith F. Thompson*                Vice President, Individual Annuity Operations

Barbara A. Turner*                Vice President, Broker Dealer Operations

Paul J. Twilling*                 Vice President, Information Systems

Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:


Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company



Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency,  Inc.                        Ohio                     100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of January 18, 2005, the Registrant's contracts were owned by 62,200 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

    Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

    If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS


The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

    Name                     Position with ONEQ
    ----                     ------------------
    David B. O'Maley         Chairman and Director
    John J. Palmer           President and Director
    Thomas A. Barefield      Senior Vice President
    Trudy K. Backus          Vice President and Director
    Marc L. Collins          Secretary and Director
    Barbara A. Turner        Operations Vice President, Treasurer and Compliance Officer
    James I. Miller II       Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting     Compensation
Discounts and        on Redemption        Brokerage
Commissions          or Annuitization     Commissions     Compensation
-----------          ----------------     -----------     ------------

$57,887,088               None                 None            None



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)   Journals and other records of original entry:

      The Ohio National Life Insurance Company ("Depositor")
      One Financial Way
      Montgomery, Ohio  45242

      U.S. Bank, N.A. ("Custodian")
      425 Walnut Street
      Cincinnati, Ohio 45202

(2)   General and auxiliary ledgers:

      Depositor and Custodian

(3)   Securities records for portfolio securities:

      Custodian

(4)   Corporate charter, by-laws and minute books:

      Registrant has no such documents.

(5)   Records of brokerage orders:

      Not applicable.

(6)   Records of other portfolio transactions:

      Custodian

(7)   Records of options:

      Not applicable

(8)   Records of trial balances:

      Custodian

(9)   Quarterly records of allocation of brokerage orders and commissions:

      Not applicable

(10)  Records identifying persons or group authorizing portfolio transactions:

      Depositor

(11)  Files of advisory materials:

      Not applicable

(12)  Other records

      Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 10th day of February, 2005.


                             OHIO NATIONAL VARIABLE ACCOUNT A
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                                         (Depositor)


                             By  /s/ John J. Palmer
                                 ------------------------------------------
                                 John J. Palmer, Vice Chairman

Attest:


/s/ Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President and Counsel
Assistant Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 10th day of February, 2005.



                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                          (Depositor)

                             By  /s/ John J. Palmer
                                 ------------------------------------------
                                 John J. Palmer, Vice Chairman


Attest:



/s/ Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President and Counsel
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                             Title                          Date
---------                             -----                          ----
/s/David B. O'Maley                    Chairman, President,          February 10, 2005
---------------------------------      Chief Executive Officer
 David B. O'Maley                      and Director


*/s/Jack E. Brown                      Director                      February 10, 2005
---------------------------------
 Jack E. Brown


*/s/William R. Burleigh                Director                      February 10, 2005
---------------------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman      Director                      February 10, 2005
---------------------------------
 Victoria B. Buyniski Gluckman

                                       Director                      February 10, 2005
---------------------------------
 George E. Castrucci


*/s/Raymond R. Clark                   Director                      February 10, 2005
---------------------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                    Director, Principal           February 10, 2005
---------------------------------      Financial and Accounting
 Ronald J. Dolan                       Officer

                                       Director                      February 10, 2005
---------------------------------
 John W. Hayden


/s/James F. Orr                        Director                      February 10, 2005
---------------------------------
 James F. Orr


/s/John J. Palmer                      Director                      February 10, 2005
---------------------------------
 John J. Palmer

/s/D. Gates Smith                      Director                      February 10, 2005
---------------------------------
 D. Gates Smith

*By /s/ John J. Palmer
    -------------------
    John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                Page Number in
Exhibit                                                         Sequential
Number          Description                                     Numbering System
------          -----------                                     ----------------
                [TO BE PROVIDED]